Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Delinquent Participant Contributions	Delinquent Participant Contributions
Defined contribution plans are required to remit employee contributions to the Plan as soon as they can reasonably be segregated from the employer's general assets. While the Company has remitted all employee contributions to the Plan, contributions of $123 were not remitted within the required time period for the year ended December 31, 2025. The Company is working with Transamerica to calculate and remit lost earnings.